Mergers and Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended											6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 21, 2012	Jul. 21, 2011	Jun. 21, 2011	Dec. 31, 2011 Alteris Renewables, Incorporated	Dec. 31, 2012 Alteris Renewables, Incorporated	Dec. 31, 2011 Change in Accounting Method Accounted for as Change in Estimate	Dec. 31, 2011 Change In Due To Amortization Of Intangible Assets And Replacement Stock Options	Jun. 21, 2011 Common Class A	Dec. 31, 2011 Common Class A
Business Acquisition [Line Items]
Percentage of voting interest for acquisition																		100.00%
Consideration for acquisition in shares																					478,500				8,700,000
Consideration for acquisition in value																			$ 21,671,000
Common stock closing market price, per share																								$ 2.48
Common stock closing market price, amount																								21,600,000
Replacement share-based payment awards attributable to services rendered prior to the acquisition date														100,000
Shares issued on Acquisition date														700,000
Acquisition related cost															2,393,000
Contingent equity consideration																									2,000,000
Acquisition of customer related intangible																	600,000
Customer-related intangibles acquired, weighted average useful life														20 months
Revenue	20,666,000	26,830,000	[1]	26,358,000	[2]	21,447,000	18,256,000	40,292,000	31,586,000	19,954,000	17,425,000	37,458,000	39,703,000	92,891,000	109,257,000	77,324,000				40,900,000
Net Income	(2,908,000)	(3,815,000)	[1]	(39,017,000)	[2]	(2,518,000)	(1,856,000)	116,000	(478,000)	(1,575,000)	37,000	(6,701,000)	(4,374,000)	(47,206,000)	(1,900,000)	1,239,000				700,000
Business acquisition, pro forma net revenue, decreased															700,000
Business acquisition, pro forma net losses, increase decrease																						500,000	2,400,000
Business acquisition adjustment of amortization of intangible assets															$ 600,000

[1]	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.
[2]	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.